BORROWINGS - Reconciliation of movement in financial liabilities to cash flow statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Borrowings
Net debt at beginning of the year	£ (8,514)	£ (9,868)
Cash flows	50	76
Foreign exchange	1	379
Fair value adjustments, interest and reclassification	48	(112)
Net debt at end of the year	(8,415)	(9,525)
Total financial liabilities arising from financing activities
Borrowings
Net debt at beginning of the year	(9,508)	(10,479)
Cash flows	549	193
Foreign exchange	4	412
Fair value adjustments, interest and reclassification	48	(112)
Net debt at end of the year	(8,907)	(9,986)
Long-term borrowings
Borrowings
Net debt at beginning of the year	(8,711)	(9,886)
Cash flows		245
Foreign exchange	63	389
Fair value adjustments, interest and reclassification	1,317	589
Net debt at end of the year	(7,331)	(8,663)
Short-term borrowings
Borrowings
Net debt at beginning of the year	(558)	(320)
Cash flows	553	(156)
Foreign exchange	(61)	15
Fair value adjustments, interest and reclassification	(1,300)	(566)
Net debt at end of the year	(1,366)	(1,027)
Lease liabilities
Borrowings
Net debt at beginning of the year	(137)	(161)
Cash flows	30	25
Foreign exchange	2	8
Fair value adjustments, interest and reclassification	(17)	(18)
Net debt at end of the year	(122)	(146)
Derivative financial instruments
Borrowings
Net debt at beginning of the year	(102)	(112)
Cash flows	(34)	79
Fair value adjustments, interest and reclassification	48	(117)
Net debt at end of the year	(88)	(150)
Cash and cash equivalents net of bank overdrafts
Borrowings
Net debt at beginning of the year	994	611
Cash flows	(499)	(117)
Foreign exchange	(3)	(33)
Net debt at end of the year	£ 492	£ 461